TRADE AND OTHER RECEIVABLES - Movement in the Loss Allowance on Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [Line Items]
At January 1	$ (143,016)
At December 31	(147,033)	$ (143,016)
Trade receivables | Loss allowances
Disclosure of financial assets [Line Items]
At January 1	1,000	1,378
Charge for the year	167	592
Write-off	(141)	(952)
Unused amounts reversed	(27)	(10)
Currency translation adjustment	78	(8)
At December 31	$ 1,077	$ 1,000